Warrants	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Warrants
Note 6. Warrants
Series A and B Redeemable Convertible Preferred Stock Warrants and Tranche Liability
On November 27, 2018, in connection with the execution of the Runway Loan and Security Agreement, OTI issued a warrant to purchase 35,348 shares of Series A Preferred Stock of OTI at an exercise price of $11.3518 per share (the “Runway warrant”). On August 5, 2019, in connection with the second amendment to the Runway Loan and Security Agreement, OTI amended the Runway warrant to increase the number of shares available to purchase to 53,023 shares of Series A Preferred Stock of OTI at an exercise price of $11.3518 per share.
The Runway warrants included a cashless exercise provision under which their holders could, in lieu of payment of the exercise price in cash, surrender the Runway warrant and receive a net amount of shares based on the fair market value of OTI’s stock at the time of exercise of the warrants after deduction of the aggregate exercise price. The Runway warrants contained provisions for adjustment of the exercise price and number of shares issuable upon the exercise of the Runway warrants in the event of certain stock dividends, stock splits, reorganizations, reclassifications, and consolidations.
The fair value of the warrants issued was recorded as of the date of initial issuance in the amount of $0.1 million. The subsequent issuance of warrants pursuant to the August 5, 2019 amendment to the Runway Loan and Security Agreement was recorded in the amount of $0.1 million. Immediately prior to the Merger, the warrants were exercised in full in accordance with their terms.
On April 3, 2020, in connection with the closing of the Series B redeemable convertible preferred stock, OTI issued a warrant to purchase 4,513,993 shares of Series B redeemable convertible preferred stock of the Company at an exercise price of $0.3323 per share (the “Series B warrants”). The Series B warrants could be exercised prior to the earliest to occur of (i) the 10 year anniversary of the date of issuance, (ii) the consummation of a liquidation transaction, or (iii) the consummation of an initial public offering. The Series B warrants included a cashless exercise provision under which their holders may, in lieu of payment of the exercise price in cash, surrender the warrant and receive a net amount of shares based on the fair market value of the Company’s stock at the time of exercise of the warrants after deduction of the aggregate exercise price. The Series B warrants contained provisions for adjustment of the exercise price and number of shares issuable upon the exercise of the Series B warrants in the event of certain stock dividends, stock splits, reorganizations, reclassifications, and consolidations.
The Series B warrants were initially recognized as a liability at a fair value of $0.7 million. The Series B warrants were exercised on February 11, 2021 and the warrant liability was remeasured to fair value as of that date, resulting in a loss of $8.3 million for the six months ended June 30, 2021, classified within other income (expense), net in the consolidated statements of operations and comprehensive loss. Upon exercise redeemable convertible preferred stock converted into common stock pursuant to the conversion rate effective immediately prior to the Merger.
Historically, value was assigned to each class of equity securities using an option pricing model method (“OPM”). In September 2020, OTI began allocating the equity value using a hybrid method that utilizes a combination of the OPM and the probability weighted expected return method (“PWERM”). The PWERM is a scenario-based methodology that estimates the fair value of equity securities based upon an analysis of future values for OTI, assuming various outcomes. As the probability of a transaction with a special purpose acquisition company (“SPAC”) increased, the fair value of the redeemable convertible preferred stock warrant liability increased as of the date of the exercise.

The redeemable convertible preferred stock warrants were valued using the following assumptions under the Black-Scholes option-pricing model:

	Initial Issuance Date	Subsequent Issuance Date	December 31, 2020	February 11, 2021	March 11, 2021
Stock price	$5.80	$5.80	$7.11	$10.27	$8.44
Expected term (years)	10.00	9.31	2.00	2.00	2.00
Expected volatility	57.81%	57.35%	76.00%	76.00%	76.00%
Risk-free interest rate	3.06%	1.75%	0.13%	0.13%	0.13%
Dividend yield	0%	0%	0%	0%	0%
Series B Redeemable Convertible Preferred Stock Tranche
In April 2020 and May 2020, the Company issued 62,505,102 shares of Series B redeemable convertible preferred stock at $0.3323 per share. For each share purchased, the purchaser had an option to purchase an additional share of Series B redeemable convertible preferred stock at $0.3323 per share, exercisable at any time prior to August 13, 2020 (the “Tranche Right”). The Company determined that the Tranche Right represented a freestanding obligation of the Company to issue additional shares of contingently redeemable shares if exercised by the holder. The freestanding redeemable convertible preferred stock tranche liability was initially recorded at fair value, with fair value changes recorded within other income (expense), net in the consolidated statements of operations and comprehensive loss.
Private Placement Warrants
Simultaneously with the closing of the Company’s initial public offering (the “IPO”) in August 2020, the sponsor of CLA, Colonnade Sponsor LLC, purchased an aggregate of 6,000,000 Private Placement warrants at a price of $1.00 per warrant, for an aggregate purchase price of $6,000,000. The Private Placement warrants will become exercisable 12 months following the closing of the Company’s IPO, and will expire five years from the completion of the Merger, or earlier upon redemption or liquidation. Each Private Placement warrant will be exercisable for one Class A ordinary share at a price of $11.50 per share. On March 11, 2021, each outstanding Private Placement warrant automatically converted into a warrant to purchase one share of Ouster common stock pursuant to the Warrant Agreement.
The Private Placement warrants were initially recognized as a liability at a fair value of $19.4 million and the Private Placement warrant liability was remeasured to fair value as of March 31, 2021 and June 30, 2021, resulting in a gain of $4.6 million and $6.1 million for the three and six months ended June 30, 2021, classified within other income (expense), net in the condensed consolidated statements of operations and comprehensive loss.
The Private Placement warrants were valued using the following assumptions under the Black-Scholes option-pricing model:

	March 11, 2021	March 31, 2021	June 30, 2021
Stock price	$12.00	$8.50	$12.49
Exercise price of warrant	11.5	11.5	11.5
Expected term (years)	5.00	4.95	4.7
Expected volatility	27.00%	43.00%	43.00%
Risk-free interest rate	0.78%	0.92%	0.92%

Public Warrants
The Company, in its IPO in August 2020, issued 20,000,000 units that each consisted of one Class A ordinary share and one half warrant to purchase a Class A ordinary share, which we refer to as CLA warrants before the Merger and Public warrants after the Merger. These warrants may only be exercised for a whole number of shares, and no fractional warrants were issued or issuable upon separation of the units and only whole warrants will trade. The warrants will become exercisable 12 months following the closing of the Company’s IPO, and will expire five years from the completion of the Merger, or earlier upon redemption or liquidation. Each Public warrant will be exercisable at a price of $11.50 per share. On March 11, 2021, upon the closing of the Merger pursuant to the Merger Agreement (Note 1), each of the 9,999,996 outstanding warrants, as adjusted for any fractional warrants that were not issued upon separation, was converted automatically into a redeemable Public warrant to purchase one share of the Company’s common stock. The Public warrants were recognized as equity upon the Merger in the amount of $17.9 million.
Once the Public warrants become exercisable and prior to their expiration, the Company may redeem the Public warrants at a price of $0.01 per warrant, provided that the closing price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30 trading-day
period ending on the third trading day prior to the date on which the Company gives proper notice of such redemption to the warrants holders.